Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs		€ 59,113
Impairment of intangible and tangible assets	€ 1,047	24,326
Impairment resulting from the measurement of assets held for sale	123,552
Loss from the sale of business	24,988
Other	5,368
Expenses from strategic transactions and programs	154,955	83,439
Legacy Portfolio Optimization
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs		59,113
Impairment of intangible and tangible assets		€ 24,326
Impairment resulting from the measurement of assets held for sale	123,552
Loss from the sale of business	24,988
Other	4,152
FME25 Program
Strategic transactions and programs
Impairment of intangible and tangible assets	1,047
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 1,216